COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	Jun. 19, 2023	Aug. 09, 2022	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount			$ 809,692	$ 14,228,245
Convertible Loan Note [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		1,838,200
Debt Conversion, Converted Instrument, Warrants or Options Issued		3,676,400
Debt Conversion, Original Debt, Amount		$ 781,233
Loss Contingency, Damages Sought, Value	$ 860,000